Borrowings (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Borrowings [abstract]
Balances at the beginning of the year	$ 33,631,231	$ 34,838,174	$ 13,714,485
Borrowings obtained	10,292,732	3,338,776	1,795,897
Payment of borrowings	(10,620,056)	(2,992,941)	(190,083)
Interest paid	(3,015,702)	(2,893,591)	(1,875,222)
Accrued interest	2,772,749	3,001,913	2,136,977
Foreign exchange	5,683,954	(2,028,141)	14,800,680
Short terms loans, net	1,288,810	353,581	(50,692)
Repurchase of non-convertible notes	(600,306)	(80,546)
Issuance of non-convertible notes			6,588,262
Others	(7,840)	25,149	35,914
Inflation adjustment	25,209	(300,850)	(1,045,120)
Capitalization of financial costs	385	96,324	37,293
Balances at the end of the year	$ 39,079,556	$ 33,631,231	$ 34,838,174